Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000356409
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2012
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST (Prospectus Summary) | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGXX